CASH AND CASH EQUIVALENTS AND FINANCIAL INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents and Financial Investments [Abstract]
Summary of Cash and Cash Equivalents

		12.31.2025	12.31.2024
Cash and banks		682.6	494.0
Private securities	(i)	187.1	87.7
Fixed deposits	(ii)	1,080.1	981.3
		1,949.8	1,563.0
(i)Applications in Bank Deposit Certificates (CDBs), Private Securities Repurchase Agreements issued by financial institutions in Brazil.
(ii)Fixed term deposits in dollars issued by financial institutions.

Summary of Financial Investments

		12.31.2025	12.31.2024
Fixed-term deposit	(i)	381.6	468.2
Structured notes	(ii)	243.4	133.2
Investment funds	(iii)	120.8	125.2
Private securities	(iv)	76.4	99.9
Public securities	(v)	66.4	66.5
Others	(vi)	76.3	95.0
		964.9	988.0

Current		676.1	639.7
Non-current		288.8	348.3
(i)Fixed-term deposits in US$ issued by financial institutions.
(ii)Structured notes subject to the credit risk of the financial institution and of the Brazilian government, in the amount of US$243.4 (2024: US$133.2, including the credit risk of a financial institution and the Brazilian government, as well as the concurrent credit risk of two financial institutions).
(iii)Embraer Multi-Strategy Equity Investment Fund in the amount of US$12.4 (2024: 22.0), and a managed portfolio held with a U.S. bank, in the amount of US$108.4 (2024: US$103.2).
(iv)Corporate bonds issued by private financial institutions and non‑financial institutions.
(v)Debt securities issued in US$ by the Brazilian government with maturity in 2030.
(vi)This mainly refers to the investment in shares of Republic Airways Holdings. In November 2025, Mesa Air Group, Inc. (“Mesa”) completed the merger of Republic Airways Holdings, Inc., in which the Company previously held 106,152 shares measured at fair value through profit or loss using a market comparison technique. Following the transaction, the Company came to hold 4,139,215 shares of Mesa, whose name was changed to Republic Airways Holdings, Inc., and its symbol to RJET (formerly, MESA).
The transaction resulted in the derecognition of the financial instrument represented by the 106,152 shares and the recognition of the new financial instrument, represented by the 4,139,215 shares received, which is measured at fair value through profit or loss.
As of December 31, 2025, the share price of US$18.37 was quoted in an active market, the NASDAQ Stock Market LLC. Accordingly, the fair value measurement is classified within Level 1 of the fair value hierarchy (Note 26.1)